INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 CNY (¥)
Work in progress and supplies	¥ 385,790		¥ 420,655
Finished goods	39,426		65,080
Provision	(57,130)		(46,173)	¥ (53,587)	¥ (52,301)
Inventories	¥ 368,086	$ 55,121	¥ 439,562